Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss) Table Footnotes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Food and paper	$ 1,350,515		$ 1,269,146		$ 1,216,141
Foreign currency exchange results	(38,783)		(18,420)		(23,926)
Net interest expense	88,156		54,247		60,749
Payroll and employee benefits	814,112		753,120		701,278
General and administrative expenses	317,745		314,619		334,914
Other operating expenses, net	15,070		3,261		14,665
Income tax expense	42,722		46,375		44,603
Accumulated Other Comprehensive Income (Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net losses (gains) reclassified from accumulated other comprehensive losses to net income	218	[1]	1,888	[2]	451	[3]
Unrealized Results On Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net losses (gains) reclassified from accumulated other comprehensive losses to net income	(164)	[1]	3,101	[2]	451	[3]
Unrecognized Prior Service Cost Of Post-employment benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net losses (gains) reclassified from accumulated other comprehensive losses to net income	382	[1]	1,213
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net interest expense			(1,162)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Results On Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Food and paper	(628)		949		451
Foreign currency exchange results	(921)		(3,314)
Net interest expense	(457)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrecognized Prior Service Cost Of Post-employment benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payroll and employee benefits	397		(399)
General and administrative expenses	82		(88)
Other operating expenses, net	75		(1,350)
Income tax expense	(197)		(624)
Accrued payroll and other liabilities	$ 25

[1]	The net gains reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $164 are disclosed in the consolidated statement of income as follows: a $628 gain within “Food and paper”; a $921 loss within “Foreign currency exchange results” and a $457 gain within “Net interest expense”. The net losses reclassified from “Accumulated other comprehensive losses” to net income related to post-employment benefits amounting to $382 are disclosed in the consolidated statement of income as follows: $397 within “Payroll and employee benefits”; $82 within “General and administrative expense”; $75 within “Other operating expense, net” and a $25 in accrued payroll and other liabilities. These charges are disclosed net of a gain of $197 gain in “Income tax expense”.
[2]	The net losses reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $3,101 are disclosed in the consolidated statement of income as follows: a $949 loss within “Food and paper”; a $3,314 loss within “Foreign currency exchange results” and a $1,162 gain within “Net interest expense”. The net gains reclassified from “Accumulated other comprehensive losses” to net income related to post-employment benefits amounting to $1,213 are disclosed in the consolidated statement of income as follows: $399 within “Payroll and employee benefits”; $88 within “General and administrative expense” and $1,350 within “Other operating expense, net”. These charges are disclosed net of a gain of $624 of “income taxes expense”.
[3]	The net losses reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $451 are disclosed in the consolidated statement of income within “Food and paper”.